Offerings - Offering: 1	Jun. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	16,100,000
Proposed Maximum Offering Price per Unit	23.90
Maximum Aggregate Offering Price	$ 384,790,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 53,139.50
Offering Note	(A) The amount registered assumes the exercise in full of the underwriters' option to purchase up to 2,100,000 additional shares of common stock. (B) The filing fee, calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, has been transmitted to the Securities and Exchange Commission in connection with the securities offered by means of this prospectus supplement. This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the Registrant's Registration Statement on Form S-3 filed with the Securities and Exchange Commission on August 4, 2023 (File No. 333-273707).